January 21, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                           Form N-14 regarding the reorganization of the Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust (the “Acquired Fund”) into the Touchstone Small Cap Value Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (the “Trust”).

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Post-Effective Amendment No. 1 to Form N-14 including the Information Statement/Prospectus, Statement of Additional Information, and relevant exhibits (collectively, the “PEA”), with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  This post-effective amendment incorporates comments received by the staff on January 7, 2014.  Responses to these comments were filed by separate correspondence on January 15, 2014.  Pursuant to Rule 488 under the Securities Act of 1933, as amended, the PEA is expected to become immediately effective.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel